Stock Based Compensation - Company utilized Black-Scholes pricing model (Details) - Evolv Technologies Holdings, Inc. $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) Vote shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) Vote shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 31, 2021 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock warrant liability | $	$ 922		$ 922		$ 1		$ 19,600
Shares issuable upon exercise of warrant | shares	348,598		348,598
Aggregate intrinsic value of warrants exercisable | $	$ 1,000		$ 1,000
Number of warrants unvested | shares	6,408,055		6,408,055
Intrinsic value of warrants unvested | $	$ 18,500		$ 18,500
Stock compensation expense | $	$ 535	$ 60	$ 1,617	$ 122	$ 662	$ 264
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | Vote	0.4		0.4
Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | Vote	3.0		3.0
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | Vote	23.9		23.9
Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | Vote	0.0		0.0